Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Jan. 03, 2009	Dec. 31, 2012	Dec. 31, 2011	Jan. 01, 2009
Income Tax Contingency [Line Items]
Built-in-gains		$ 17.6		$ 18.3
Taxable periods of built-in gains upon REIT election	10 years
Tax basis carrying value of total assets		340.9	337.1
Internal Revenue Service (IRS)
Income Tax Contingency [Line Items]
Operating Loss Carryforwards		104.0
State and Local Jurisdiction
Income Tax Contingency [Line Items]
Operating Loss Carryforwards		87.6
Scenario, Previously Reported | Internal Revenue Service (IRS)
Income Tax Contingency [Line Items]
Operating Loss Carryforwards		98.1
Scenario, Previously Reported | State and Local Jurisdiction
Income Tax Contingency [Line Items]
Operating Loss Carryforwards		$ 82.2